INCOME TAX AND SOCIAL CONTRIBUTION - Summary of changes In Deferred Asset And Liability Income Tax And Social Contribution (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining balance, asset		R$ 1,339,725	[1]	R$ 374,448
Beginning balance, liability		(1,288,045)	[1]	(450,561)
Ending balance, asset	[1]	2,954,074		1,339,725
Ending balance, liability	[1]	(994,041)		(1,288,045)
Effect on income statement [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		1,728,281		(19,639)
Increase decrease in deferred tax liability		243,180		37,723
Reserve for grant of options and restricted shares [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		(106,979)		96,181
Increase decrease in deferred tax liability
Transfer between income tax and deferred social contribution – assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		16,437
Increase decrease in deferred tax liability		(16,437)
OCI impact
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		72,939		(61,658)
Increase decrease in deferred tax liability
Currency Translation Effect [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		(96,329)		283,359
Increase decrease in deferred tax liability		R$ 67,261		(314,527)
Business combination [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset				667,034
Increase decrease in deferred tax liability				R$ (560,680)

[1]	Balance already includes any offsetting of deferred tax assets and liabilities of the same nature and originating from the same jurisdiction.